INCOME TAXES - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Opening balance	$ 3,338	$ 5,669	$ 1,811
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	0	63	3,282
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	886	2,645	576
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(2,422)	(5,039)	0
Closing balance	$ 1,802	$ 3,338	$ 5,669